Investment Managers Series Trust
235 W. Galena Street
Milwaukee, Wisconsin  53212

June 27, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719 on behalf of
Segall Bryant & Hamill Emerging Markets Fund,
Segall Bryant & Hamill International Small Cap Fund

Ladies and gentlemen:

On behalf of the Fund, we are filing today through EDGAR, pursuant to the requirements of Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to revised Risk/Return Bar Chart and Table (Item 4 to Form N1-A) in the Prospectus for the Fund, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on June 16, 2017 (Accession No. 0001398344-17-007662). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-2109.

Sincerely,

/s/ Sardjono Kadiman
Sardjono Kadiman
Investment Managers Series Trust